Preliminary Purchase Price Allocation	12 Months Ended
Dec. 31, 2025
Preliminary Purchase Price Allocation
Preliminary Purchase Price Allocation

Note 3 – Preliminary Purchase Price Allocation

Preliminary Purchase Consideration

The estimated fair value of the consideration transferred is ₩15.0 billion.

Preliminary Estimates of Fair Value

The following table summarizes the tangible and identifiable intangible assets acquired, and liabilities assumed used to prepare pro forma adjustments in the unaudited pro forma condensed combined balance sheet and statements of operations (in thousands).

Consideration:
Cash	₩	15,000,337

Identifiable assets acquired and liabilities assumed:
Current assets	₩	22,669,199
Non-current assets		6,519,741
Intangible assets		12,722,547
Deferred tax liability		(2,574,000)
Total liabilities		(19,442,642)
Non-controlling interest		(13,070,905)
Net identifiable assets acquired	₩	6,823,940
Goodwill		8,176,397
Net assets acquired	₩	15,000,337

The final estimates of fair value will be determined when the Company has completed the detailed valuations and necessary calculations. The final allocation could differ materially from the preliminary calculation used in the pro forma adjustments. The final estimates of fair value may include (i) changes in allocations to intangible assets including goodwill, (ii) other changes to assets and liabilities, and (iii) changes to the assessment of tax positions and tax rates.

Intangible Assets

Preliminary identifiable intangible assets in the unaudited pro forma condensed combined financial information consist of the following (in thousands):

		Approximate Fair Value	Estimated Useful Lives	Valuation Methodology
Customer relationships	₩	2,457,000	9.8 years	Multi-period excess earnings method
Backlog		2,884,000	5 years	Multi-period excess earnings methos
Technology		4,716,000	7 years	Relief from royalty method
Brand		1,643,000	Indefinite	Relief from royalty method
Other intangible assets		1,022,547	5 years	Replacement Cost method
Total intangible assets	₩	12,722,547

The amortization related to the identifiable intangible assets is reflected as an Acquisition Adjustment in the unaudited pro forma condensed combined statements of operations based on the estimated useful lives above as further described in Note 5. The fair values of the identifiable intangible assets are preliminary and are based on Management’s estimates as of the Closing Date. The Company applied judgement in estimating the fair value of these intangibles which involved the use of significant assumptions with respect to revenue forecasts, revenue growth, attrition rates, royalty rates, discount rates, and economic lives.